Pay vs Performance Disclosure	9 Months Ended	12 Months Ended
	Jan. 26, 2024	Apr. 26, 2024 USD ($)	Apr. 28, 2023 USD ($)	Apr. 29, 2022 USD ($)	Apr. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

Year (1)	Summary Compensation Table (SCT) Paid to Martha (2)	Compensation Actually Paid (CAP) Paid to Martha (3)	Summary Compensation Table (SCT) Paid to Ishrak (2)	Compensation Actually Paid (CAP) Paid to Ishrak (4)	Average SCT Total for Other NEOs (2)	Average CAP to Other NEOs (5)	Value of Initial Fixed $100 Investment Based on (6):		Net Income Attribu-table to Medtronic	Organic Revenue Growth (7)
							TSR (MDT)	Peer Group TSR

2024	$20,084,630	$11,124,552	n/a	n/a	$7,588,515	$4,940,646	$89.66	$135.04	$3,676	5.2%
2023	$15,394,633	$3,321,325	n/a	n/a	$5,392,087	$843,886	$98.97	$131.43	$3,758	2.1%
2022	$17,861,949	$2,950,145	n/a	n/a	$7,628,327	$2,907,405	$109.87	$123.71	$5,039	5.5%
2021	$17,507,326	$30,651,481	$8,348,288	$16,158,120	$7,864,709	$13,930,588	$134.80	$132.61	$3,606	3.0%

Company Selected Measure Name		Revenue Growth
Named Executive Officers, Footnote
(1) The Chief Executive Officer (“CEO”) and named officers for the applicable years were as follows:
•FY24: Geoffrey S. Martha served as the Company’s CEO for the entirety of FY24. The Company’s other named officers for FY24 were: Karen L. Parkhill; Gregory L. Smith, Sean M. Salmon; Brett A. Wall; and Robert J. White.
•FY23: Geoffrey S. Martha served as the Company’s CEO for the entirety of FY23. The Company’s other named officers for FY23 were: Karen L. Parkhill; Sean M. Salmon; Rob ten Hoedt; and Robert J. White.
•FY22: Geoffrey S. Martha served as the Company’s CEO for the entirety of FY22. The Company’s other named officers for FY22 were: Karen L. Parkhill; Ivan Fong; Robert J. White; Rob ten Hoedt; and Bradley E. Lerman.
•FY21: Geoffrey S. Martha was appointed CEO from President effective April 27, 2020 (CEO), Omar Ishrak retired from the position CEO effective April 26, 2020 and transitioned to the role of Executive Chairman effective April 27, 2020 and retired as Executive Chairman effective December 11, 2020. The Company’s other named officers for FY21 were: Karen L. Parkhill; Bradley E. Lerman; Robert J. White; Richard E. Kuntz; and Michael J. Coyle.

Peer Group Issuers, Footnote
(6) The Peer Group TSR in the table utilizes the S&P 500 Health Care Index (S&P 500 Health Care Index), which the company also utilizes in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2024 Form 10-K. The comparison assumes $100 (including reinvested dividends) was invested for the period starting April 24, 2020 through April 26, 2024 (i) the company and (ii) the S&P 500 Health Care Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3) Amounts reported in this column represent the amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to Mr. Martha during the applicable fiscal year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation S-K in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid”.

Adjustments	Geoff Martha
	2024	2023	2022	2021

Total from Summary Compensation Table (a)	$20,084,630	$15,394,633	$17,861,949	$17,507,326
Adjustments for defined benefit and actuarial plans
Subtract: Change in Actuarial Present Value reported under the “Change in Pension Value” column of the Summary Compensation Table	$—	$—	$—	$—
Add:“Service Cost” for Pension Plans	$—	$—	$—	$—
Adjustments for stock and options awards
Subtract: Grant date fair value of option and stock awards granted in the fiscal year	$(16,523,862)	$(13,601,045)	$(13,512,795)	$(13,415,762)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year (b)	$14,168,356	$12,988,510	$8,542,744	$22,572,320
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years (c)	$(5,987,483)	$(7,796,433)	$(9,863,245)	$4,159,382
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year (d)	$53,167	$—	$—	$—
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest (e)	$(670,257)	$(3,664,339)	$(78,508)	$(171,785)
Total Impact: Adjustments for option and stock awards	$(8,960,077)	$(12,073,308)	$(14,911,804)	$13,144,155
Compensation Actually Paid	$11,124,552	$3,321,325	$2,950,145	$30,651,481
a.Represents Total Compensation as reported in the Summary Compensation Table for each fiscal year
b.Represents the aggregate fair value as of each fiscal year-end of Mr. Martha’s outstanding and unvested option and stock awards granted during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
c.Represents the aggregate change in fair value during each fiscal year of Mr. Martha’s outstanding and unvested option and stock awards granted in prior fiscal years and held as of the last day of the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
d.Represents the aggregate fair value as of the vesting date of for each option and stock award that Mr. Martha was granted and vested during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
e.Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted to Mr. Martha in a prior fiscal year and which vested during the covered fiscal year, less the fair value as of the end of the prior fiscal year of option and stock awards that were granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, in each case computed in accordance with the Company’s methodology used for financial reporting purposes.

(4) Amounts reported in this column represent the amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ishrak during the applicable fiscal year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation S-K in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid”.

Adjustments	Omar Ishrak
2021

Total from Summary Compensation Table (a)	$8,348,288
Adjustments for defined benefit and actuarial plans
Subtract: Change in Actuarial Present Value reported under the “Change in Pension Value” column of the Summary Compensation Table	$(46,223)
Add:“Service Cost” for Pension Plans	$220,000
Adjustments for stock and options awards
Subtract: Grant date fair value of option and stock awards granted in the fiscal year	$(2,529,970)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year (b)	$—
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years (c)	$3,172,281
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year (d)	$3,960,645
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest (e)	$3,033,099
Total Impact: Adjustments for option and stock awards	$7,636,056
Compensation Actually Paid	$16,158,120
a.Represents Total Compensation as reported in the Summary Compensation Table for each fiscal year
b.Represents the aggregate fair value as of each fiscal year-end of Mr. Ishrak’s outstanding and unvested option and stock awards granted during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
c.Represents the aggregate change in fair value during each fiscal year of Mr. Ishrak’s outstanding and unvested option and stock awards granted in prior fiscal years and held as of the last day of the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
d.Represents the aggregate fair value as of the vesting date of for each option and stock award that Mr. Ishrak was granted and vested during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
e.Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted to Mr. Ishrak in a prior fiscal year and which vested during the covered fiscal year, less the fair value as of the end of the prior fiscal year of option and stock awards that were granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, in each case computed in accordance with the Company’s methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount		$ 7,588,515	$ 5,392,087	$ 7,628,327	$ 7,864,709
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,940,646	843,886	2,907,405	13,930,588
Adjustment to Non-PEO NEO Compensation Footnote
(5) Amounts reported in this column represent the average amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual average amount of compensation earned by or paid to the other NEOs during the applicable fiscal year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation S-K in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid”.

Adjustments	Other NEOs (a)
	2024	2023	2022	2021

Total from Summary Compensation Table (b)	$7,588,515	$5,392,087	$7,628,327	$7,864,709
Adjustments for defined benefit and actuarial plans
Subtract: Change in Actuarial Present Value reported under the “Change in Pension	$(37,072)	$(169,064)	$(43,448)	$—
Add:“Service Cost” for Pension Plans	$28,750	$65,036	$36,654	$—
Adjustments for stock and options awards
Subtract: Grant date fair value of option and stock awards granted in the fiscal year	$(5,147,068)	$(4,208,643)	$(5,759,881)	$(5,022,761)
Add: Fair value at fiscal year end of outstanding and unvested option and stock awards granted in the fiscal year (c)	$4,234,435	$4,004,121	$4,220,707	$7,351,143
Add/Subtract: Year-over-Year change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years (d)	$(1,603,806)	$(2,584,074)	$(2,768,446)	$2,795,957
Add: Vesting date fair value of option and stock awards granted and vesting during the fiscal year (e)	$215,343	$13,896	$116,722	$778,078
Add/Subtract: Change as of the vesting date (from the end of the prior fiscal year) in fair value of option and stock awards granted in any prior fiscal year for which vesting conditions were satisfied during the fiscal year, less the fair value (as of end of prior fiscal year) of prior year awards that failed to vest (f)	$(338,451)	$(1,669,474)	$(523,230)	$163,462
Total Impact: Adjustments for option and stock awards	$(2,639,547)	$(4,444,174)	$(4,714,128)	$6,065,879
Compensation Actually Paid	$4,940,646	$843,886	$2,907,405	$13,930,588
a.See footnote 1 for the reported named executive officers included in the average for each indicated fiscal year.
b.Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named officers each fiscal year.
c.Represents the average aggregate fair value as of each fiscal year-end outstanding and unvested option and stock awards granted to each reported named officer during the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
d.Represents the average aggregate change in fair value during each fiscal year of the reported named officers outstanding and unvested option and stock awards granted in prior fiscal years and held as of the last day of the covered fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
e.Represents the average aggregate fair value as of the vesting date of for each option and stock award that was granted and vested during the covered fiscal year to the reported named officers, computed in accordance with the Company’s methodology used for financial reporting purposes.
f.Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option and stock award that was granted to the reported named officers in a prior fiscal year and which vested during the covered fiscal year, less the fair value as of the end of the prior fiscal year of option and stock awards that were granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year, in each case computed in accordance with the Company’s methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
The chart below reflects the relationship between Mr. Martha, Mr. Ishrak and Average NEO’s CAP versus Medtronic’s TSR and the Peer Group TSR over the three most recently completed fiscal years with TSR calculated in accordance with the methodology described above.

Compensation Actually Paid vs. Net Income		The chart below reflects the relationship between Mr. Martha, Mr. Ishrak and Average NEO’s CAP versus the GAAP Net Income Attributable to Medtronic over the three most recently completed fiscal years.
Compensation Actually Paid vs. Company Selected Measure		The chart below reflects the relationship between Mr. Martha, Mr. Ishrak and Average NEO’s CAP versus Medtronic’s Organic Revenue Growth over the three most recently completed fiscal years.
Total Shareholder Return Amount		$ 89.66	98.97	109.87	134.80
Peer Group Total Shareholder Return Amount		135.04	131.43	123.71	132.61
Net Income (Loss)		$ 3,676	$ 3,758	$ 5,039	$ 3,606
Company Selected Measure Amount		0.052	0.021	0.055	0.030
PEO Name		Geoffrey S. Martha
Additional 402(v) Disclosure
(2) Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the named officer served as CEO in the case of Messrs. Martha and Ishrak and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named officers other than the individual serving as CEO for all or a portion of such years.
		(7) The company selected organic revenue growth as the most important financial performance measure that is not otherwise required to be disclosed in the table used to link compensation actually paid to our NEOs including our CEO for the most recently completed fiscal year to the company’s performance. Organic revenue growth represents FY24 revenue in comparison to FY23 revenue at constant currencies adjusted for significant acquisitions and divestitures, and a one-time payment in FY23 relating to an intellectual property agreement. The currency impact to revenue measures the change in revenue between current and prior year periods using constant exchange rates.. Top line Revenue Growth (constant currency) continues to be a key driver of shareholder value. For prior year non-GAAP reconciliations for the company selected measure, refer to the Schedule 14A Proxy filings with the SEC in previous years.
Martha [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 20,084,630	$ 15,394,633	$ 17,861,949	$ 17,507,326
PEO Actually Paid Compensation Amount		11,124,552	3,321,325	2,950,145	30,651,481
Ishrak [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					8,348,288
PEO Actually Paid Compensation Amount					16,158,120
Geoff Martha [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		20,084,630	15,394,633	17,861,949	17,507,326
PEO Actually Paid Compensation Amount		11,124,552	3,321,325	2,950,145	30,651,481
Omar Ishrak [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					8,348,288
PEO Actually Paid Compensation Amount					16,158,120
PEO | Geoff Martha [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,960,077)	(12,073,308)	(14,911,804)	13,144,155
PEO | Geoff Martha [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Geoff Martha [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Geoff Martha [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		14,168,356	12,988,510	8,542,744	22,572,320
PEO | Geoff Martha [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,987,483)	(7,796,433)	(9,863,245)	4,159,382
PEO | Geoff Martha [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		53,167	0	0	0
PEO | Geoff Martha [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(16,523,862)	(13,601,045)	(13,512,795)	(13,415,762)
PEO | Geoff Martha [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(670,257)	(3,664,339)	(78,508)	(171,785)
PEO | Omar Ishrak [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					7,636,056
PEO | Omar Ishrak [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(46,223)
PEO | Omar Ishrak [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					220,000
PEO | Omar Ishrak [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Omar Ishrak [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,172,281
PEO | Omar Ishrak [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,960,645
PEO | Omar Ishrak [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,529,970)
PEO | Omar Ishrak [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,033,099
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,639,547)	(4,444,174)	(4,714,128)	6,065,879
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(37,072)	(169,064)	(43,448)	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		28,750	65,036	36,654	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,234,435	4,004,121	4,220,707	7,351,143
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,603,806)	(2,584,074)	(2,768,446)	2,795,957
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		215,343	13,896	116,722	778,078
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,147,068)	(4,208,643)	(5,759,881)	(5,022,761)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (338,451)	$ (1,669,474)	$ (523,230)	$ 163,462